SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.  SUBSEQUENT EVENTS

Loan agreement with Shenzhen Fantasy Technology Co., Ltd

On July 18, 2024, the Group entered into a convertible loan agreement to lend a principal of RMB5,800 (equivalent to US$800) to a third party company (the “Borrower”), with an interest rate of 10% per year. Interest payment shall be made quarterly and the principal shall be repaid on April 18, 2025. During the borrowing term, the Group could exercise conversion rights fully or partially to obtain up to 1.6% of the Borrower’s shares. At the maturity date, if the Borrower could not repay the principal, the Group could exercise conversion rights fully or partially to obtain up to 3.87% of the Borrower’s shares.